Prepayments, receivables and other current assets, net and other non-current assets, net - Movement of the allowances for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (72,167)	¥ (3,871)
(Provision)/ Reversal	12,757	(73,004)
Write-offs	48,005	4,708
Balance at end of the year	(11,405)	(72,167)
Cumulative Effect Period Of Adoption Adjusted Balance [Member]
Movement in the allowances for credit losses
Balance at beginning of the year	¥ (72,167)	(3,871)
Balance at end of the year		¥ (72,167)